Research, development and administrative expenses	12 Months Ended
Dec. 31, 2018
Research, development and administrative expenses
Research, development and administrative expenses

Note 4 - Research, development and administrative expenses

Accounting policies

Research and development expenses

Research expenses comprise salaries, contributions to pension schemes and other expenses, including patent expenses, as well as depreciation and amortization directly attributable to the Group’s research activities. Research expenses are recognized in the income statement as incurred.

Development expenses comprise salaries, contributions to pension schemes and other expenses, including depreciation and amortization, directly attributable to the Group’s development activities. Development expenses are recognized in the income statement as incurred.

No indirect costs that are not directly attributable to research and development activities are included in the disclosure of research and development expenses recognized in the income statement. Overhead expenses have been allocated to research and development or administrative expenses based on the number of employees in each department, determined according to the respective employees’ associated undertakings.

Accounting estimates and assessments related to research and development expenses

A development project involves a single product candidate undergoing a large number of tests to demonstrate its safety profile and its effect on human beings, prior to obtaining the necessary final approval for the product from the appropriate authorities. The future economic benefits associated with the individual development projects are dependent on obtaining such approval. Considering the significant risk and duration of the development period for biological products, Management has concluded that whether the intangible asset will generate probable future economic benefits cannot be estimated with sufficient certainty until the project has been finalized and the necessary final regulatory approval of the product has been obtained. Accordingly, Zealand has not recognized such assets at this time, and all research and development expenses are therefore recognized in the income statement when incurred.

Capitalization of development costs assumes that, in the Group’s opinion, the development of the technology or the product has been completed, all necessary public registrations and marketing approvals have been received, and expenses can be reliably measured. Furthermore, it must be established that the technology or the product can be commercialized and that the future income from the product can cover not only the production, selling and administerative expenses but also development expenses. Zealand has not capitalized any development expenses in 2018, 2017 or 2016.

Administrative expenses

Administrative expenses include expenses for administrative personnel, expenses related to company premises, operating leases, investor relations, etc. Overhead expenses have been allocated to research and development or administrative expenses according to the number of employees in each department, based on the respective employees’ associated undertakings.